Inventories - Disclosure of Detailed Information About Inventory (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventory [Abstract]
Materials and spare parts	$ 8,177	$ 8,739
Crude oil stock (Note 6.2)	4,722	5,222
Total	$ 12,899	$ 13,961